PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA SMALL CAP STOCK FUND

APRIL 30, 2019

48494-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (97.3%)
	COMMON STOCKS (97.3%)
	Basic Materials (3.6%)
	Chemicals (2.2%)
187,532	OMNOVA Solutions, Inc.(a)	$1,388
600,796	Orion Engineered Carbons S.A.	12,178
205,662	Sensient Technologies Corp.	14,421
79,400	Stepan Co.	7,348

		35,335

	Forest Products & Paper (0.8%)
140,956	Neenah, Inc.	9,564
178,900	Resolute Forest Products, Inc.	1,415
92,800	Verso Corp. “A”(a)	2,071

		13,050

	Iron/Steel (0.4%)
403,818	Cleveland-Cliffs, Inc.	4,034
150,800	Commercial Metals Co.	2,607

		6,641

	Mining (0.2%)
51,019	Materion Corp.	2,961

	Total Basic Materials	57,987

	Communications (4.4%)
	Advertising (0.1%)
9,100	Trade Desk, Inc. “A”(a)	2,015

	Internet (2.5%)
35,500	ANGI Homeservices, Inc. “A”(a),(b)	617
82,652	Etsy, Inc.(a)	5,582
1,392,197	Limelight Networks, Inc.(a)	4,135
13,200	Match Group, Inc.	797
156,300	Meet Group, Inc.(a)	869
96,390	Mimecast Ltd.(a)	4,965
39,500	Okta, Inc.(a)	4,109
206,300	Perficient, Inc.(a)	6,074
17,500	Proofpoint, Inc.(a)	2,195
767,956	Rubicon Project, Inc.(a)	4,907
25,160	Stamps.com, Inc.(a)	2,159
120,045	TechTarget, Inc.(a)	2,004
40,700	Zscaler, Inc.(a)	2,780

		41,193

1 | USAA Small Cap Stock Fund

Number of Shares	Security	Market Value (000)
	Media (0.5%)
124,800	EW Scripps Co. “A”	$2,844
233,610	Gray Television, Inc.(a)	5,474

		8,318

	Telecommunications (1.3%)
694,540	Aerohive Networks, Inc.(a)	2,348
105,100	CommScope Holding Co., Inc.(a)	2,604
195,200	Extreme Networks, Inc.(a)	1,562
115,200	Finisar Corp.(a)	2,777
81,250	GTT Communications, Inc.(a),(b)	3,408
271,000	Viavi Solutions, Inc.(a)	3,604
411,205	Vonage Holdings Corp.(a)	3,997

		20,300

	Total Communications	71,826

	Consumer, Cyclical (7.8%)
	Airlines (0.4%)
103,900	SkyWest, Inc.	6,399

	Apparel (0.1%)
12,300	Deckers Outdoor Corp.(a)	1,946

	Auto Parts & Equipment (2.5%)
186,200	American Axle & Manufacturing Holdings, Inc.(a)	2,746
130,000	Commercial Vehicle Group, Inc.(a)	1,160
185,960	Cooper Tire & Rubber Co.	5,553
136,200	Dana, Inc.	2,656
89,977	Douglas Dynamics, Inc.	3,397
287,210	Gentherm, Inc.(a)	12,166
234,300	Meritor, Inc.(a)	5,684
85,200	Methode Electronics, Inc.	2,514
201,461	Modine Manufacturing Co.(a)	2,980
93,750	Motorcar Parts of America, Inc.(a)	1,937

		40,793

	Distribution/Wholesale (0.9%)
76,900	G-III Apparel Group Ltd.(a)	3,318
92,342	ScanSource, Inc.(a)	3,477
171,000	Titan Machinery, Inc.(a)	2,941
72,430	Triton International Ltd.	2,387
48,100	Veritiv Corp.(a)	1,341

		13,464

	Entertainment (0.2%)
7,800	Live Nation Entertainment, Inc.(a)	510
13,900	Vail Resorts, Inc.	3,181

		3,691

	Home Builders (0.9%)
87,092	KB Home	2,256
108,400	M/I Homes, Inc.(a)	3,054
683,136	TRI Pointe Group, Inc.(a)	8,915

		14,225

	Leisure Time (0.1%)
123,330	OneSpaWorld Holdings Ltd.(a),(b)	1,675

	Office Furnishings (0.6%)
565,986	Steelcase, Inc. “A”	9,786

	Retail (1.9%)
128,400	Abercrombie & Fitch Co. “A”(b)	3,838
203,642	Cato Corp. “A”	3,087

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
62,200	Foot Locker, Inc.	$3,559
53,600	Group 1 Automotive, Inc.	4,197
738,300	Office Depot, Inc.	1,772
64,100	PC Connection, Inc.	2,382
201,300	Rush Enterprises, Inc. “A”	8,537
99,800	World Fuel Services Corp.	3,079

		30,451

	Storage/Warehousing (0.2%)
77,800	Mobile Mini, Inc.	2,802

	Total Consumer, Cyclical	125,232

	Consumer, Non-cyclical (20.6%)
	Agriculture (0.1%)
71,700	Darling Ingredients, Inc.(a)	1,564

	Beverages (0.7%)
2,948,180	C&C Group plc	11,193
2,570	MGP Ingredients, Inc.(b)	226

		11,419

	Biotechnology (3.7%)
72,280	Acceleron Pharma, Inc.(a)	2,944
54,950	Argenx SE ADR(a)	7,037
38,400	CytomX Therapeutics, Inc.(a)	365
24,496	Emergent BioSolutions, Inc.(a)	1,266
162,370	Exact Sciences Corp.(a)	16,024
41,550	Genfit ADR(a),(b)	1,042
37,918	Harvard Bioscience, Inc.(a)	147
103,400	Immunomedics, Inc.(a),(b)	1,656
60,300	Insmed, Inc.(a)	1,836
14,400	Intercept Pharmaceuticals, Inc.(a),(b)	1,241
3,600	Ionis Pharmaceuticals, Inc.(a)	268
29,561	Ligand Pharmaceuticals, Inc.(a)	3,720
53,820	MacroGenics, Inc.(a)	903
272,070	Medicines Co.(a),(b)	8,693
244,286	NeoGenomics, Inc.(a)	5,089
84,100	Veracyte, Inc.(a)	1,923
245,629	Vericel Corp.(a)	4,173
98,639	Xenon Pharmaceuticals, Inc.(a),(b)	916

		59,243

	Commercial Services (8.0%)
45,694	2U, Inc.(a)	2,765
105,413	AMN Healthcare Services, Inc.(a)	5,488
196,320	CAI International, Inc.(a)	4,875
49,100	Cardtronics plc “A”(a)	1,756
195,137	CBIZ, Inc.(a)	3,768
70,600	Chegg, Inc.(a)	2,517
85,464	CorVel Corp.(a)	6,136
13,655	CoStar Group, Inc.(a)	6,776
79,200	Euronet Worldwide, Inc.(a)	11,871
215,369	Forrester Research, Inc.	10,954
41,090	FTI Consulting, Inc.(a)	3,492
7,870	Grand Canyon Education, Inc.(a)	912
118,300	Hackett Group, Inc.	1,816
53,900	Healthcare Services Group, Inc.	1,825
73,851	HealthEquity, Inc.(a)	5,003
110,700	HMS Holdings Corp.(a)	3,369
228,001	Huron Consulting Group, Inc.(a)	11,019
100,839	ICF International, Inc.	7,852
115,400	K12, Inc.(a)	3,476
146,100	Kelly Services, Inc. “A”	3,252

3 | USAA Small Cap Stock Fund

Number of Shares	Security	Market Value (000)
171,281	Matthews International Corp. “A”	$6,862
356,030	Navigant Consulting, Inc.	8,128
236,116	SEACOR Marine Holdings, Inc.(a)	3,206
253,207	SP Plus Corp.(a)	8,741
7,690	Strategic Education, Inc.	1,102
93,300	TrueBlue, Inc.(a)	2,254

		129,215

	Food (0.6%)
264,881	Cranswick Plc	10,010

	Healthcare Products (3.7%)
25,600	ABIOMED, Inc.(a)	7,102
114,500	Cardiovascular Systems, Inc.(a)	4,069
56,210	CONMED Corp.	4,499
294,083	CytoSorbents Corp.(a),(b)	2,117
33,600	Genomic Health, Inc.(a)	2,162
36,700	Inogen, Inc.(a)	3,204
75,190	Insulet Corp.(a)	6,485
158,000	Invacare Corp.	1,169
146,705	Natus Medical, Inc.(a)	3,926
7,630	Nuvectra Corp.(a)	72
275,600	OPKO Health, Inc.(a),(b)	659
58,035	OrthoPediatrics Corp.(a)	2,364
171,800	Oxford Immunotec Global plc(a)	2,788
131,070	Repligen Corp.(a)	8,832
462,880	Sientra, Inc.(a)	3,897
53,900	West Pharmaceutical Services, Inc.	6,672

		60,017

	Healthcare-Services (1.2%)
28,800	Charles River Laboratories International, Inc.(a)	4,046
102,640	Ensign Group, Inc.	5,288
138,400	Neuronetics, Inc.(a)	2,307
46,800	Syneos Health, Inc.(a)	2,196
43,970	Teladoc Health, Inc.(a)	2,501
129,100	Triple-S Management Corp. “B”(a)	2,933

		19,271

	Household Products/Wares (1.7%)
1,323,246	ACCO Brands Corp.	12,095
58,800	Central Garden & Pet Co. “A”(a)	1,439
37,863	Helen of Troy Ltd.(a)	5,452
126,680	Spectrum Brands Holdings, Inc.(b)	7,800

		26,786

	Pharmaceuticals (0.9%)
37,800	Aerie Pharmaceuticals, Inc.(a)	1,442
310,900	BioDelivery Sciences International, Inc.(a)	1,502
177,000	Collegium Pharmaceutical, Inc.(a)	2,466
12,778	DexCom, Inc.(a)	1,547
45,000	Enanta Pharmaceuticals, Inc.(a)	3,923
166,100	Endo International plc(a)	1,246
191,480	Fennec Pharmaceuticals, Inc.(a)	852
30,900	Jounce Therapeutics, Inc.(a)	175
119,800	Mallinckrodt plc(a)	1,852

		15,005

	Total Consumer, Non-cyclical	332,530

	Energy (4.5%)
	Energy-Alternate Sources (0.6%)
422,980	Enphase Energy, Inc.(a),(b)	4,247
125,800	Renewable Energy Group, Inc.(a)	3,034

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
192,900	TerraForm Power, Inc. “A”	$2,616

		9,897

	Oil & Gas (1.7%)
41,500	Bonanza Creek Energy, Inc.(a)	999
548,320	Carrizo Oil & Gas, Inc.(a)	7,029
9,951	Cimarex Energy Co.	683
338,200	Denbury Resources, Inc.(a)	754
824,110	Kosmos Energy Ltd.	5,513
343,460	Magnolia Oil & Gas Corp.(a)	4,527
430,834	Northern Oil and Gas, Inc.(a)	1,142
1,118,687	Ring Energy, Inc.(a)	5,795
90,600	Transocean Ltd.(a)	712

		27,154

	Oil & Gas Services (2.2%)
146,900	Archrock, Inc.	1,485
106,158	DMC Global, Inc.	7,357
324,951	Era Group, Inc.(a)	3,133
156,576	McDermott International, Inc.(a)	1,267
408,403	ProPetro Holding Corp.(a)	9,038
519,640	Thermon Group Holdings, Inc.(a)	13,401

		35,681

	Total Energy	72,732

	Financial (25.2%)
	Banks (8.7%)
195,086	1st Source Corp.	9,136
132,600	Bank OZK	4,329
72,200	Cathay General Bancorp	2,656
166,300	CenterState Bank Corp.	4,104
110,500	Chemical Financial Corp.	4,854
102,600	Customers Bancorp, Inc.(a)	2,324
105,400	Enterprise Financial Services Corp.	4,484
282,059	Fifth Third Bancorp	8,129
31,600	Financial Institutions, Inc.	869
354,559	First Busey Corp.	9,162
89,100	First Hawaiian, Inc.	2,464
146,900	First Merchants Corp.	5,387
749,014	First Midwest Bancorp, Inc.	16,081
88,200	Flagstar Bancorp, Inc.	3,153
360,690	Great Western Bancorp, Inc.	12,686
322,659	International Bancshares Corp.	13,381
66,200	Popular, Inc.	3,820
194,834	Synovus Financial Corp.	7,182
76,950	Texas Capital Bancshares, Inc.(a)	4,981
45,800	Umpqua Holdings Corp.	795
273,310	Union Bankshares Corp.	9,976
137,800	United Community Banks, Inc.	3,869
350,700	Valley National Bancorp	3,675
55,700	Walker & Dunlop, Inc.	3,061

		140,558

	Diversified Financial Services (1.8%)
512,570	BGC Partners, Inc. “A”	2,768
71,800	Encore Capital Group, Inc.(a)	2,029
47,175	Federal Agricultural Mortgage Corp. “C”	3,608
53,900	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,433
135,439	Navient Corp.	1,819
121,200	OneMain Holdings, Inc.	4,117
98,600	PennyMac Financial Services, Inc.	2,199
261,300	SLM Corp.	2,655
75,200	Stifel Financial Corp.	4,487
61,789	WageWorks, Inc.(a)	3,015

		28,130

5 | USAA Small Cap Stock Fund

Number of Shares	Security	Market Value (000)
	Insurance (2.7%)
79,500	Ambac Financial Group, Inc.(a)	$1,487
173,800	American Equity Investment Life Holding Co.	5,111
21,100	Atlas Financial Holdings, Inc.(a)	27
36,710	eHealth, Inc.(a)	2,230
219,400	FGL Holdings	1,871
2,500	James River Group Holdings Ltd.	106
111,693	Kemper Corp.	10,039
58,300	Kinsale Capital Group, Inc.	4,233
521,800	MGIC Investment Corp.(a)	7,639
198,100	Radian Group, Inc.	4,640
38,731	Trupanion, Inc.(a),(b)	1,270
5,490	White Mountains Insurance Group Ltd.	5,155

		43,808

	Investment Companies (0.5%)
89,678	Ellington Financial, Inc.	1,618
319,268	Solar Capital Ltd.	6,839

		8,457

	Private Equity (0.1%)
32,600	NexPoint Residential Trust, Inc.	1,222

	Real Estate (1.2%)
504,880	Alexander & Baldwin, Inc.	11,925
668,919	Newmark Group, Inc. “A”	5,699
140,300	Whitestone REIT	1,800

		19,424

	REITS (8.0%)
76,400	AG Mortgage Investment Trust, Inc.	1,307
705,500	Ashford Hospitality Trust, Inc.	3,887
300,844	Braemar Hotels & Resorts, Inc.	4,182
607,790	Brandywine Realty Trust	9,354
171,800	CareTrust REIT, Inc.	4,166
92,100	Cherry Hill Mortgage Investment Corp.	1,590
44,700	Chesapeake Lodging Trust	1,274
199,000	Chimera Investment Corp.	3,815
414,125	Corporate Office Properties Trust	11,546
167,000	Cousins Properties, Inc.	1,598
670,800	DiamondRock Hospitality Co.	7,285
266,700	Dynex Capital, Inc.	1,627
142,200	Essential Properties Realty Trust, Inc.	2,941
246,500	Global Medical REIT, Inc.	2,514
15,500	Innovative Industrial Properties, Inc.(b)	1,320
185,600	Invesco Mortgage Capital, Inc.	3,029
17,754	Investors Real Estate Trust	1,070
186,631	Ladder Capital Corp.	3,247
194,000	Lexington Realty Trust	1,760
121,100	Outfront Media, Inc.	2,886
111,900	PennyMac Mortgage Investment Trust	2,350
819,810	Physicians Realty Trust	14,806
326,513	PotlatchDeltic Corp.	12,623
90,349	QTS Realty Trust, Inc. “A”	4,097
80,300	Ready Capital Corp.	1,213
68,400	Rexford Industrial Realty, Inc.	2,592
36,000	RLJ Lodging Trust	663
944,657	RPT Realty	11,459
610,194	Summit Hotel Properties, Inc.	7,084
103,300	Sunstone Hotel Investors, Inc.	1,487

		128,772

Portfolio of Investments | 6

Number of Shares	Security	Market Value (000)
	Savings & Loans (2.2%)
658,154	Banc of California, Inc.	$9,550
128,500	Dime Community Bancshares, Inc.	2,589
46,600	First Defiance Financial Corp.	1,375
393,110	Flushing Financial Corp.	8,884
783,569	Northwest Bancshares, Inc.	13,658

		36,056

	Total Financial	406,427

	Industrial (17.4%)
	Aerospace/Defense (0.5%)
175,506	Astronics Corp.(a)	5,851
15,700	Ducommun, Inc.(a)	637
10,700	Moog, Inc. “A”	1,002

		7,490

	Building Materials (1.6%)
136,830	American Woodmark Corp.(a)	12,305
2,920,008	Tyman plc	9,710
95,700	Universal Forest Products, Inc.	3,536

		25,551

	Electrical Components & Equipment (1.0%)
295,483	Belden, Inc.	16,414

	Electronics (1.2%)
20,130	Coherent, Inc.(a)	2,979
19,600	Fluidigm Corp.(a)	269
64,500	Jabil, Inc.	1,949
48,783	OSI Systems, Inc.(a)	4,397
94,000	Sanmina Corp.(a)	3,189
61,600	SYNNEX Corp.	6,645

		19,428

	Engineering & Construction (0.9%)
364,100	Great Lakes Dredge & Dock Corp.(a)	3,725
263,693	Mistras Group, Inc.(a)	3,615
278,892	Primoris Services Corp.	6,113
31,900	VSE Corp.	975

		14,428

	Environmental Control (0.5%)
47,100	Advanced Disposal Services, Inc.(a)	1,523
147,000	Casella Waste Systems, Inc. “A”(a)	5,486
361,244	Hudson Technologies, Inc.(a),(b)	488

		7,497

	Hand/Machine Tools (1.1%)
130,700	Colfax Corp.(a)	3,943
565,677	Luxfer Holdings plc	13,582

		17,525

	Machinery-Diversified (1.9%)
8,600	Alamo Group, Inc.	891
161,259	Albany International Corp. “A”	11,928
60,880	Chart Industries, Inc.(a)	5,374
111,293	Columbus McKinnon Corp.	4,381
240,337	Gardner Denver Holdings, Inc.(a)	8,111

		30,685

7 | USAA Small Cap Stock Fund

Number of Shares	Security	Market Value (000)
	Metal Fabrication/Hardware (4.2%)
143,576	CIRCOR International, Inc.(a)	$4,842
590,728	Mueller Industries, Inc.	17,232
62,500	Olympic Steel, Inc.	1,014
66,914	RBC Bearings, Inc.(a)	9,204
76,200	Rexnord Corp.(a)	2,179
91,700	Ryerson Holding Corp.(a)	793
96,100	Timken Co.	4,608
643,820	TriMas Corp.(a)	19,913
63,900	Valmont Industries, Inc.	8,616

		68,401

	Miscellaneous Manufacturers (1.8%)
98,865	Axon Enterprise, Inc.(a)	6,278
232,257	ESCO Technologies, Inc.	17,420
32,600	John Bean Technologies Corp.	3,579
23,100	Proto Labs, Inc.(a)	2,536

		29,813

	Packaging & Containers (0.1%)
70,000	Owens-Illinois, Inc.	1,383

	Transportation (2.0%)
576,095	Dorian LPG Ltd.(a)	4,620
74,700	Echo Global Logistics, Inc.(a)	1,714
162,076	Forward Air Corp.	10,263
84,500	Knight-Swift Transportation Holdings, Inc.	2,818
232,479	Scorpio Tankers, Inc.	5,993
170,444	SEACOR Holdings, Inc.(a)	7,592

		33,000

	Trucking & Leasing (0.6%)
122,818	GATX Corp.	9,473

	Total Industrial	281,088

	Technology (11.3%)
	Computers (4.5%)
12,900	CACI International, Inc. “A”(a)	2,515
57,121	Carbonite, Inc.(a)	1,401
36,600	CyberArk Software Ltd.(a)	4,719
14,170	Globant S.A.(a)	1,190
99,500	Insight Enterprises, Inc.(a)	5,630
361,863	Kornit Digital Ltd.(a),(b)	10,433
79,100	Nutanix, Inc. “A”(a)	3,416
165,000	Perspecta, Inc.	3,808
205,920	Pure Storage, Inc. “A”(a)	4,707
42,200	Qualys, Inc.(a)	3,809
84,300	Rapid7, Inc.(a)	4,581
104,328	Virtusa Corp.(a)	5,795
353,011	WNS Holdings Ltd. ADR(a)	20,175

		72,179

	Semiconductors (2.7%)
395,379	Adesto Technologies Corp.(a),(b)	2,519
243,570	Brooks Automation, Inc.	9,136
29,200	CEVA, Inc.(a)	736
294,769	CTS Corp.	8,828
61,300	Inphi Corp.(a)	2,799
174,900	Lattice Semiconductor Corp.(a)	2,265
15,200	Monolithic Power Systems, Inc.	2,367
22,200	Power Integrations, Inc.	1,754
211,230	Rudolph Technologies, Inc.(a)	5,110

Portfolio of Investments | 8

Number of Shares	Security	Market Value (000)
22,500	Silicon Laboratories, Inc.(a)	$2,422
60,300	Teradyne, Inc.	2,955
94,300	Xperi Corp.	2,343

		43,234

	Software (4.1%)
21,600	Akamai Technologies, Inc.(a)	1,729
1,128,315	Allscripts Healthcare Solutions, Inc.(a)	11,137
372,060	Cloudera, Inc.(a)	4,141
23,200	Cornerstone OnDemand, Inc.(a)	1,268
36,710	Coupa Software, Inc.(a)	3,793
1,215,252	Digital Turbine, Inc.(a)	4,594
149,400	Dropbox, Inc. “A”(a)	3,642
290,870	Evolent Health, Inc. “A”(a)	3,941
127,814	LivePerson, Inc.(a)	3,749
39,600	MiX Telematics Ltd. ADR	712
24,950	New Relic, Inc.(a)	2,626
13,800	Paycom Software, Inc.(a)	2,795
75,700	PROS Holdings, Inc.(a)	3,879
34,600	PTC, Inc.(a)	3,130
163,800	Radware Ltd.(a)	4,274
17,261	RealPage, Inc.(a)	1,126
9,893	SPS Commerce, Inc.(a)	1,026
44,300	Twilio, Inc. “A”(a)	6,075
57,500	Verint Systems, Inc.(a)	3,472

		67,109

	Total Technology	182,522

	Utilities (2.5%)
	Electric (1.0%)
20,600	ALLETE, Inc.	1,678
48,700	Black Hills Corp.	3,543
160,557	Clearway Energy, Inc. “A”	2,468
56,300	PNM Resources, Inc.	2,615
115,600	Portland General Electric Co.	6,047

		16,351

	Gas (1.5%)
125,218	New Jersey Resources Corp.	6,271
27,500	ONE Gas, Inc.	2,434
32,000	Southwest Gas Holdings, Inc.	2,662
146,823	Spire, Inc.	12,361

		23,728

	Total Utilities	40,079

	Total Common Stocks (cost: $1,258,549)	1,570,423

	RIGHTS (0.0%)
	Consumer, Non-cyclical (0.0%)
	Biotechnology (0.0%)
133,709	NuPathe, Inc. (c),(d),(e) (cost: $80)	—

	Total Equity Securities (cost: $1,258,629)	1,570,423

	MONEY MARKET INSTRUMENTS (3.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.3%)
52,461,828	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(f) (cost: $52,462)	52,462

9 | USAA Small Cap Stock Fund

Number of Shares	Security	Market Value (000)
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.5%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)
13,433,251	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(f)	$13,433
11,144,626	HSBC U.S. Government Money Market Fund Class I, 2.39%(f)	11,145

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (cost: $24,578)	24,578

	Total Investments (cost: $1,335,669)	$1,647,463

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,570,423	$—	$—	$1,570,423
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	52,462	—	—	52,462
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	24,578	—	—	24,578

Total	$1,647,463	$—	$—	$1,647,463

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 10

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Small Cap Stock Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

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3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 12

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,613,975,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.9% of net assets at April 30, 2019.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REITS	Real estate investment trusts—Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(c)	Security was fair valued at April 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees.

(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(e)	Security was classified as Level 3.

(f)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

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